Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital [Member]	Other capital reserves [Member]	Foreign currency translation reserve [Member]	Remeasurement reserve [Member]	Retained earnings [Member]	Total
Beginning Balance at Dec. 31, 2017	$ 1,777,409	$ 28,837	$ 12,552	$ (67,852)	$ 361,399	$ 2,112,345
Statements [Line Items]
Profit (Loss)					85,416	85,416
Other comprehensive income (loss)			(24,371)	9,580		(14,791)
Total comprehensive income (loss)			(24,371)	9,580	85,416	70,625
Contributions by and distributions to owners:
Stock options exercised	(80)					(80)
Warrants exercised	11					11
Dividends					(4,045)	(4,045)
Total contributions by and distributions to owners	(69)				(4,045)	(4,114)
Ending Balance at Dec. 31, 2018	1,777,340	28,837	(11,819)	(58,272)	442,770	2,178,856
Statements [Line Items]
Profit (Loss)					(343,810)	(343,810)
Other comprehensive income (loss)			9,220	(18,194)		(8,974)
Total comprehensive income (loss)			9,220	(18,194)	(343,810)	(352,784)
Dilution of Partner's interest in Rosemont		25,978				25,978
Contributions by and distributions to owners:
Warrants exercised	0					0
Dividends					(3,927)	(3,927)
Total contributions by and distributions to owners					(3,927)	(3,927)
Ending Balance at Dec. 31, 2019	$ 1,777,340	$ 54,815	$ (2,599)	$ (76,466)	$ 95,033	$ 1,848,123